Debt Securities In Issue - Summary of Debt Securities in Issue (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Debt securities in issue [line items]
Debt Securities	£ 46,004	£ 42,633
Medium Term Notes [member]
Debt securities in issue [line items]
Debt Securities	21,950	18,002
Covered Bond Programme [member]
Debt securities in issue [line items]
Debt Securities	16,017	15,799
Certificates of Deposit [member]
Debt securities in issue [line items]
Debt Securities	3,304	4,681
Credit Linked Note [Member]
Debt securities in issue [line items]
Debt Securities	43	43
Securitisation Programmes [member]
Debt securities in issue [line items]
Debt Securities	£ 4,690	£ 4,108